Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

A continuity schedule of intangible assets at December 31, 2024, and 2023 is as follows:

	Capitalized Software Development
	2024	2023
Cost
Balance at January 1	$7,044,658	$5,238,748
Additions	3,367,579	1,497,211
Foreign exchange impact	(180,413)	308,699
Balance at December 31	10,231,825	7,044,658

Accumulated Amortization
Balance at January 1	2,420,479	1,133,487
Additions	1,717,575	1,199,713
Foreign exchange impact	(74,763)	87,279
Balance at December 31	4,063,290	2,420,479

Net Book Value at December 31	$6,168,534	$4,624,179

Schedule of aggregate amortization expense

At December 31, 2024, the estimated aggregate amortization expense for each of the next five years is as follows:

December, 31
2025	$2,046,365
2026	1,888,359
2027	1,082,802
2028	788,172
2029	364,299
Thereafter	$-